American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2025

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 85.1%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	6,362,960	6,470,257
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	30,068,344	31,979,169
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	29,883,200	31,099,727
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	21,465,290	23,439,686
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	39,266,004	38,832,644
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	16,059,720	15,922,350
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	153,613,974	151,865,514
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	64,541,772	63,666,286
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	227,917,708	223,174,900
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	33,703,237	33,251,926
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	31,188,384	31,581,905
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	39,601,138	38,870,928
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	115,987,275	115,791,669
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	55,592,130	54,925,180
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	49,015,512	50,853,959
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	31,761,500	31,275,568
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	116,159,680	119,312,540
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	106,098,552	101,913,956
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	26,048,481	26,376,354
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	8,104,525	7,650,799
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30	42,325,500	42,643,305
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	74,595,948	70,097,146
TOTAL U.S. TREASURY SECURITIES (Cost $1,309,419,325)		1,310,995,768
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.6%
GNMA, 5.50%, TBA	45,277,000	45,350,566
GNMA, 5.00%, 11/20/53	10,332,255	10,185,142
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $55,014,688)		55,535,708
CORPORATE BONDS — 3.5%
Aerospace and Defense — 0.3%
Boeing Co., 2.20%, 2/4/26	1,850,000	1,821,387
TransDigm, Inc., 6.75%, 8/15/28(2)	2,457,000	2,512,012
		4,333,399
Banks — 1.1%
Barclays PLC, VRN, 7.39%, 11/2/28	2,625,000	2,786,973
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	1,193,000	1,169,553
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,752,000	1,757,578
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	4,390,000	4,471,141
UniCredit SpA, VRN, 5.86%, 6/19/32(2)	3,712,000	3,742,671
Wells Fargo & Co., VRN, 4.97%, 4/23/29	3,010,000	3,052,516
		16,980,432
Capital Markets — 0.5%
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28	2,096,000	2,113,149
Morgan Stanley, VRN, 4.99%, 4/12/29	1,974,000	2,002,982
State Street Corp., VRN, 3.03%, 11/1/34	4,155,000	3,839,694
		7,955,825
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	2,599,000	2,767,111

Electric Utilities — 0.0%
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(2)	873,000	888,622
Insurance — 1.0%
Athene Global Funding, 4.86%, 8/27/26(2)	4,340,000	4,359,590
Athene Global Funding, 5.35%, 7/9/27(2)	3,297,000	3,349,332
GA Global Funding Trust, 2.25%, 1/6/27(2)	2,800,000	2,704,406
GA Global Funding Trust, 4.40%, 9/23/27(2)	4,540,000	4,532,726
		14,946,054
Media — 0.2%
Sirius XM Radio LLC, 3.125%, 9/1/26(2)	3,825,000	3,755,747
Oil, Gas and Consumable Fuels — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	1,220,000	1,212,287
Petroleos Mexicanos, 5.35%, 2/12/28	1,583,000	1,521,075
Petroleos Mexicanos, 6.84%, 1/23/30	452,000	436,957
		3,170,319
TOTAL CORPORATE BONDS (Cost $54,039,894)		54,797,509
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Private Sponsor Collateralized Mortgage Obligations — 3.5%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	1,787,901	1,806,454
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	5,647,525	5,669,775
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	2,950,484	2,963,546
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.53%, 6/25/36	131,093	87,377
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	5,310,987	5,327,282
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	3,479,419	3,515,220
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	4,181,627	4,193,593
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	3,071,884	3,070,454
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	6,168,296	6,231,997
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	2,525,815	2,543,153
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	3,073,632	3,082,949
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	2,228,699	2,238,669
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	3,486,359	3,483,427
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	1,661,318	1,661,953
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	1,867,006	1,866,494
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	2,558,142	2,565,676
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	3,577,645	3,588,673
		53,896,692
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	143,561	142,691
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,804,984)		54,039,383
CONVERTIBLE PREFERRED SECURITIES — 2.4%
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,553,155
Barclays PLC, 6.125%	4,575,000	4,582,462
HSBC Holdings PLC, 6.00%	3,855,000	3,860,738
Intesa Sanpaolo SpA, 7.70%(2)	2,600,000	2,611,297
Lloyds Banking Group PLC, 7.50%	1,800,000	1,809,333
Macquarie Bank Ltd., 6.125%(2)	1,423,000	1,430,828
NatWest Group PLC, 6.00%	1,800,000	1,801,543
Nordea Bank Abp, 6.625%(2)	4,480,000	4,516,960
Societe Generale SA, 4.75%(2)	1,800,000	1,777,760
		24,944,076
Capital Markets — 0.6%
Deutsche Bank AG, 6.00%	2,600,000	2,594,657

UBS Group AG, 6.875%	3,540,000	3,545,483
UBS Group AG, 9.25%(2)	2,835,000	3,101,416
		9,241,556
Insurance — 0.2%
Allianz SE, 3.50%(2)	2,200,000	2,168,445
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $36,198,278)		36,354,077
ASSET-BACKED SECURITIES — 2.1%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,901,448	3,737,668
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	7,576,796
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	7,000,000	6,428,353
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	3,650,000	3,755,029
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)	3,525,000	3,536,150
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	2,272,178	2,295,229
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	5,615,218	5,709,901
TOTAL ASSET-BACKED SECURITIES (Cost $32,590,344)		33,039,126
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	6,467,000	6,726,512
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	3,477,000	3,663,339
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	1,700,000	1,781,215
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	6,045,000	6,381,295
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,087,560
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,436,595)		21,639,921
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(2)	2,350,000	2,354,866
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.26%, (3-month SOFR plus 2.00%), 4/15/31(2)	2,250,000	2,256,172
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,600,000)		4,611,038
PREFERRED SECURITIES — 0.2%
Banks — 0.2%
Citigroup, Inc., 4.00% (Cost $2,657,563)	2,696,000	2,683,740
BANK LOAN OBLIGATIONS(3) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28 (Cost $1,169,166)	1,163,166	1,168,586
SHORT-TERM INVESTMENTS — 1.7%
Commercial Paper(4) — 1.6%
Mainbeach Funding LLC, 4.45%, 7/1/25(2)	10,300,000	10,298,762
Overwatch Alpha Funding LLC, 4.45%, 7/1/25(2)	14,750,000	14,748,223
		25,046,985
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	618,058	618,058
TOTAL SHORT-TERM INVESTMENTS (Cost $25,668,058)		25,665,043
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $1,596,598,895)		1,600,529,899
OTHER ASSETS AND LIABILITIES — (3.9)%		(59,817,702)
TOTAL NET ASSETS — 100.0%		$1,540,712,197

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	732	September 2025	$79,788,000	$745,541
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.35%	7/1/25	$25,000,000	—	$(9,491)	$(9,491)
CPURNSA	Receive	2.34%	7/10/25	$25,000,000	$13	(3,252)	(3,239)
CPURNSA	Receive	2.33%	7/10/25	$25,000,000	13	(758)	(745)
CPURNSA	Receive	2.26%	7/12/25	$25,000,000	16	18,982	18,998
CPURNSA	Receive	2.05%	7/17/25	$25,000,000	24	72,307	72,331
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	597	2,475,796	2,476,393
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	623	2,598,853	2,599,476
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	527	1,559,991	1,560,518
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	699	213,604	214,303
CPURNSA	Receive	2.39%	8/2/29	$11,300,000	466	66,038	66,504
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	526	30,981	31,507
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	527	30,980	31,507
CPURNSA	Receive	2.46%	12/10/29	$7,000,000	482	29,368	29,850
CPURNSA	Receive	2.44%	12/11/29	$10,000,000	499	51,596	52,095
CPURNSA	Receive	2.56%	2/4/30	$5,300,000	490	(7,459)	(6,969)
CPURNSA	Receive	2.61%	4/7/30	$12,000,000	546	(84,011)	(83,465)
CPURNSA	Receive	2.43%	4/8/30	$12,000,000	547	14,827	15,374
					$6,595	$7,058,352	$7,064,947

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,283,259.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $164,982,500, which represented 10.7% of total net assets.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,310,995,768	—
U.S. Government Agency Mortgage-Backed Securities	—	55,535,708	—
Corporate Bonds	—	54,797,509	—
Collateralized Mortgage Obligations	—	54,039,383	—
Convertible Preferred Securities	—	36,354,077	—
Asset-Backed Securities	—	33,039,126	—
Commercial Mortgage-Backed Securities	—	21,639,921	—
Collateralized Loan Obligations	—	4,611,038	—
Preferred Securities	—	2,683,740	—
Bank Loan Obligations	—	1,168,586	—
Short-Term Investments	$618,058	25,046,985	—
	$618,058	$1,599,911,841	—
Other Financial Instruments
Futures Contracts	$745,541	—	—
Swap Agreements	—	$7,168,856	—
	$745,541	$7,168,856	—
Liabilities
Other Financial Instruments
Swap Agreements	—	$103,909	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.